FAIR VALUE OF FINANCIAL INSTRUMENTS - Allocation of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ 1,549	$ 1,994
Disclosure of financial liabilities [line items]
Financial liabilities	8,690	9,564
Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	72	0
Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,618	9,564
Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	97	30
Amortized Cost
Disclosure of financial assets [line items]
Financial assets	1,452	1,964
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	589	416
Accounts payable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Accounts payable and other (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	589	416
Non-recourse borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	4,577	3,556
Non-recourse borrowings (current and non-current) | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings (current and non-current) | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,577	3,556
Exchangeable and Class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities	3,426	4,466
Exchangeable and Class B Shares | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Exchangeable and Class B Shares | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	3,426	4,466
Financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	72	995
Financial liabilities | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	72	0
Financial liabilities | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	0	995
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities	26	131
Loans payable to Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Loans payable to Brookfield Infrastructure | Amortized Cost
Disclosure of financial liabilities [line items]
Financial liabilities	26	131
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets	445	469
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Cash and cash equivalents | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	445	469
Accounts receivable and other (current and non-current)
Disclosure of financial assets [line items]
Financial assets	441	402
Accounts receivable and other (current and non-current) | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Accounts receivable and other (current and non-current) | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	441	402
Financial Assets
Disclosure of financial assets [line items]
Financial assets	97	30
Financial Assets | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	97	30
Financial Assets | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure
Disclosure of financial assets [line items]
Financial assets	566	1,093
Due from Brookfield Infrastructure | Fair value through profit or loss
Disclosure of financial assets [line items]
Financial assets	0	0
Due from Brookfield Infrastructure | Amortized Cost
Disclosure of financial assets [line items]
Financial assets	$ 566	$ 1,093